Events occurring after the reporting period	12 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period

28.	Events occurring after the reporting period

Subsequent to the financial year end, a subsidiary of the Group, Eyetrust Medical Pte Ltd, ceased its operations and was officially struck off from the register by the Accounting and Corporate Regulatory Authority (ACRA) with effect from September 17, 2026.

Subsequent to the financial year end, the application for the striking off of Pharma Avenue Pte Ltd, a subsidiary of the Group, was initiated and is currently in progress with the Accounting and Corporate Regulatory Authority (ACRA).